Investment property	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about investment property [abstract]
Investment property
7.	Investment property

(a)	This caption is made up as follows:

	2020	2019	Acquisition or construction year	Hierarchy level (i)	Valuation methodology (f) 2020 / 2019
	S/(000)	S/(000)
Land
San Isidro – Lima	241,112	239,152	2009	Level 3	Appraisal
San Martín de Porres – Lima	79,080	72,013	2015	Level 3	Appraisal
Sullana	17,703	16,540	2012	Level 3	Appraisal
Santa Clara – Lima	14,162	12,961	2017	Level 3	Appraisal
Others	9,161	8,727	—	Level 3	Appraisal / Cost

	361,218	349,393

Completed investment property - “Real Plaza” Shopping Malls
Talara	34,982	37,772	2015	Level 3	DCF

	34,982	37,772

Buildings
Orquídeas - San Isidro – Lima (d)	158,825	168,787	2017	Level 3	DCF
Ate Vitarte – Lima	109,980	82,925	2006	Level 3	DCF/Appraisal
Piura (d)	107,992	50,396	2008/2020	Level 3	DCF/Appraisal
Chorrillos – Lima (d)	67,424	71,680	2017	Level 3	DCF
Chimbote (d)	42,805	49,898	2015	Level 3	DCF
Maestro – Huancayo	32,395	34,569	2017	Level 3	DCF
Cusco	31,586	30,774	2017	Level 3	DCF
Pardo y Aliaga – Lima, Note 3.4(n)	21,285	19,963	2008	Level 3	DCF
Panorama - Lima	20,449	21,819	2016	Level 3	DCF
Trujillo	18,111	17,600	2016	Level 3	DCF
Cercado de Lima – Lima	14,697	13,545	2017	Level 3	DCF
Others (e) and Note 3.4(n)	22,229	22,975	—	Level 3	DCF

	647,778	584,931

Total	1,043,978	972,096

DCF: Discounted cash flow

(i)	During 2020 and 2019, there were no transfers between levels of hierarchy, see Note 3.4(y)
(ii)	As of December 31, 2020 and 2019, there are no liens on investment property.
(b)	The net gain on investment properties as of December 31, 2020, 2019 and 2018, consists of the following:

	2020	2019	2018
	S/(000)	S/(000)	S/(000)
Income from rental of investment property	39,491	48,839	32,878
Gain on valuation of investment property	5,438	54,493	47,765
(Loss) gain on sale of investment property (e)	—	(7,164)	4,655

Total	44,929	96,168	85,298

(c)	The movement of investment property for the years ended December 31, 2020, 2019 and 2018, is as follows:

	2020	2019	2018
	S/(000)	S/(000)	S/(000)
Beginning of year balances	972,096	986,538	1,118,608
Additions (d)	61,243	60,865	55,795
Sales (e)	—	(129,800)	(226,091)
Valuation gain	5,438	54,493	47,765
Net transfers, Note 3.4(n)	5,201	—	(9,539)

End of year balances	1,043,978	972,096	986,538

(d)	During 2020, it mainly corresponds to outlays related to the purchase of the “Piura” building, which was purchased from a related entity and in cash.
During 2019, main additions are outlays related to the construction of the “Chimbote” and “Chorrillos” educational centers.
During 2018, main additions are outlays related to the construction of the buildings “Orquídeas” (San Isidro) and “Chorrillos” (both located in Lima).

(e)
During 2019, Interseguro sold to related entities, in cash and at market value, two land lots located in Miraflores and Huaral. Likewise, Interseguro sold to third parties, in cash and at market value, an educational center and offices located in San Juan de Lurigancho and San Isidro. For these sales, Interseguro reported a net loss of about S/7,164,000.

In January 2018, Interseguro sold, in cash and at market value, the Real Plaza Pucallpa shopping center, a parcel located in Lurín and a building through a surface rights agreement to related entities. Likewise, in October 2018, Interseguro sold, in cash and at market value, a parcel located in Arequipa to a related entity. For these sales, Interseguro recorded net profits amounting to S/4,655,000.

(f)	Fair value measurement – Investment property and investment property under construction
Valuation techniques -
The discounted cash flow (“DCF”) method is used for completed shopping malls, buildings and investment property built on land leases and own lands.

This method involves the projection of a series of periodic cash flows at present value through a discount rate. The periodic calculation of the cash flows is normally determined as rental income net of operating expenses. The series of periodic net operating income, together with an estimation of the terminal value (which uses the traditional valuation method) at the end of the projection period, is discounted at present value. The sum of the net current values is equal to the investment property’s fair value.
The fair value of land is determined based on the value assigned by an external appraiser. The external appraiser uses the market comparable method, under this method a property’s fair value is estimated based on comparable transactions. The unit of comparison applied by the Group is the price per square meter. Following are the minimum ranges, maximum ranges and the average price for the land, before any adjustment:

	Minimum range	Maximum range	Average
	US$ per m2	US$ per m2	US$ per m2
San Isidro – Lima	2,799	8,000	5,855
San Martin de Porres – Lima	1,332	1,611	1,540
Piura	1,000	1,200	1,100
Ate Vitarte - Lima	800	2,057	899
Others	230	313	257
Main assumptions
Below is a brief description of the assumptions considered in the determination of cash flows as of December 31, 2020 and 2019:

•	ERV (Estimated Rental Value) -
Corresponds to the Estimated Rental Value, that is, the rent for which the space could be rented under the market conditions prevailing on the valuation date.

•	Long-term inflation -
It is the increase of the general level of prices expected in Peru for the long term.

•	Long-term occupancy rate -
It is the expected occupancy level of lessees in the leased properties.

•	Average growth rate of rental income -
It is the rate that expresses the rental income growth and includes growth factors of the industry, inflation rates, stable exchange rate, per capita income and increasing expenses.

•	Average Net Operating Income (NOI) margin -
It is projected from the rental income from leasable areas, by property and marketing income, minus costs related to administration fees, other administrative expenses, insurance, taxes and other expenses.

•	Discount rate -
It reflects the current market risk and the uncertainty associated to obtaining cash flows.

The main assumptions used in the valuation and estimation of the market value of investment property are detailed below:

	US$ / Percentage
	2020		2019
Average ERV	US$	82.3	US$	88.7
Long-term inflation		2.2%		2.6%
Long-term occupancy rate		98.7%		99.3%
Average growth rate of rental income		2.4%		2.6%
Average NOI margin		92.0%		93.8%
Discount rate		8.7%		8.7%
Sensitivity analysis -
The sensitivity analysis on the valuation of investment property, against changes in factors deemed relevant by Management, is presented below:

		2020	2019
		S/(000)	S/(000)
Average growth rate of rental income (basis) -
Increase	+0.25%	15,735	16,045
Decrease	-0.25%	(15,154)	(15,306)
Long-term inflation (basis) -
Increase	+0.25%	18,529	15,132
Decrease	-0.25%	(17,125)	(13,906)
Discount rate (basis) -
Increase	+0.5%	(44,597)	(43,733)
Decrease	-0.5%	52,029	51,703
Likewise, a significant increase (decrease) in the price per square meter of the land lots could result in a significantly higher (lower) fair value measurement.

(g)	Below are the nominal amounts of the future minimum fixed rental income of the Group’s investment property (operating leases):

Year	2020	2019
	S/(000)	S/(000)
Within 1 year	38,264	40,920
After 1 year but not more than 5 years	175,967	149,263
Over 5 years	840,000	689,715

Total	1,054,231	879,898

The minimum rental income is computed considering a period between 20 and 25 years.